INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) [Line Items]
Useful lives	The estimate of the new useful life is 5 years, equivalent to the period necessary to complete the change of image.
Accumulated amortization	$ (80,511)	$ (65,595)	$ (58,410)
Accumulated depreciation and amortisation [member] | Computer Programs [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) [Line Items]
Accumulated amortization	$ 470,057	$ 397,895